DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Schedules of deferred income tax assets and liabilities
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2022	As at December 31, 2021
Deferred tax assets
Tax loss carry forwards	$307	$330
Tax credits	—	10
Environmental rehabilitation	205	262
Post-retirement benefit obligations and other employee benefits	31	30
Other working capital	85	68
Other	10	5
	$638	$705
Deferred tax liabilities
Property, plant and equipment	(3,476)	(3,556)
Inventory	(389)	(416)
Accrued interest payable	(1)	3
	($3,228)	($3,264)
Classification:
Non-current assets	$19	$29
Non-current liabilities	(3,247)	(3,293)
	($3,228)	($3,264)
Expiry Dates of Tax Losses

	2023	2024	2025	2026	2027+	No expiry date	Total
Non-capital tax losses[1]
Australia	$—	$—	$—	$—	$—	$54	$54
Barbados	397	212	218	2	131	—	960
Canada	—	—	1	1	2,349	—	2,351
Chile	—	—	—	—	—	979	979
Papua New Guinea	—	—	—	—	127	10	137
Saudi Arabia	—	—	—	—	—	330	330
Tanzania	—	—	—	—	—	1,199	1,199
United Kingdom	—	—	—	—	—	117	117
Others	2	2	1	38	2	9	54
	$399	$214	$220	$41	$2,609	$2,698	$6,181
[1]Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2022.
Deferred Tax Assets Not Recognized

	As at December 31, 2022	As at December 31, 2021
Argentina	$154	$118
Australia	306	302
Barbados	53	27
Canada	954	966
Chile	1,084	1,059
Côte d'Ivoire	6	6
Mali	9	11
Peru	65	79
Saudi Arabia	65	71
Tanzania	109	105
United Kingdom	22	36
United States	15	—
Others	4	3
	$2,846	$2,783

Source of Changes in Deferred Tax Balances
For the years ended December 31	2022	2021
Temporary differences
Property, plant and equipment	$80	($181)
Environmental rehabilitation	(56)	(97)
Tax loss carry forwards	(23)	(127)
AMT and other tax credits	(10)	(3)
Inventory	27	48
Other	18	32
	$36	($328)
Intraperiod allocation to:
Income before income taxes	$41	($345)
Income tax payable	(2)	(2)
Other comprehensive (income) loss	(5)	19
Other	2	—
	$36	($328)

Income Tax Related Contingent Liabilities
	2022	2021
At January 1	$257	$266
Additions based on uncertain tax positions related to prior years	1	19
Additions based on uncertain tax positions related to the current year	7	—
Reductions for tax positions of prior years	(45)	(28)
Reclassifications[1]	(160)	—
At December 31[2]	$60	$257
[1]Following the full implementation of the Framework Agreement in Tanzania, the agreed payment obligations are shown in current and long-term income tax payables.
2If reversed, the total amount of $60 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Schedule of tax years still under examination

Tax Years Still Under Examination
Argentina	2010-2011, 2015-2022
Australia	2017-2022
Canada	2015-2022
Chile	2015-2022
Côte d'Ivoire	2020-2022
Democratic Republic of Congo	2021-2022
Dominican Republic	2015-2022
Mali	2017-2022
Papua New Guinea	2006-2022
Peru	2016-2022
Saudi Arabia	2019-2022
Tanzania	2018-2022
United States	2022
Zambia	2018-2022